United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/09

Date of Reporting Period:  Six months ended 3/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)
	3/31/2009
Net Asset Value, Beginning of Period	$9.92
Income From Investment Operations:
Net investment income	0.14
Net realized and unrealized gain (loss) on investments	0.06
TOTAL FROM INVESTMENT OPERATIONS	0.20
Less Distributions:
Distributions from net investment income	(0.14)
Net Asset Value, End of Period	$9.98
Total Return [4]	1.98%

Ratios to Average Net Assets:
Net expenses	0.80	% [5,6]
Net investment income	2.64	% [5]
Expense waiver/reimbursement [7]	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$795,033
Portfolio turnover	51%

1 On September 26, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 0.80% for the six months ended March 31, 2009 and for the year ended September 30, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended September 30,
2008		2007	2006		2005 [2]	2004
$10.02		$10.05	$10.05		$10.10	$10.15

0.33		0.33	0.29		0.19	0.13
(0.11)		(0.03)	(0.00	) [3]	(0.05)	(0.05)
0.22		0.30	0.29		0.14	0.08

(0.32)		(0.33)	(0.29)		(0.19)	(0.13)
$9.92		$10.02	$10.05		$10.05	$10.10
2.27%		3.01%	2.89%		1.42%	0.75%

0.80	% [6]	0.80%	0.80%		0.80%	0.80%
3.12%		3.26%	2.76%		1.86%	1.23%
0.45%		0.50%	0.49%		0.44%	0.44%

$566,536		$67,502	$81,366		$230,669	$341,469
123%		52%	46%		55%	69%

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,019.80	$4.03
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.94	$4.03

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	19.5%
General Obligation - Local	14.6%
Education	11.2%
General Obligation - State	10.5%
Hospital	9.4%
Bank Enhanced	7.2%
Electric and Gas	7.0%
Public Power	6.3%
Industrial Development Bond/Pollution Control Revenue	5.3%
Water and Sewer	3.7%
Other [2]	7.0%
Other Assets and Liabilities - Net [3]	(1.7)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--55.2%
		Alabama--4.1%
$1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$1,580,502
2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,130,014
8,000,000		Chatom, AL IDB, Gulf Opportunity Zone Bonds (Series 2007A), 4.25% TOBs (PowerSouth Energy Cooperative)/(GTD by National Rural Utilities Cooperative Finance Corp.), Mandatory Tender 8/3/2009	7,994,080
24,750,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 4.000%, 4/3/2009	24,750,000
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	638,137
1,300,000		Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,416,857
1,500,000		Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,563,600
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,102,560
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	496,850
		TOTAL	44,672,600
		Arizona--1.8%
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,027,260
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,051,420
13,000,000		Maricopa County, AZ Pollution Control Corp., (Series 2005B) ARS (El Paso Electric Co.)/(FGIC INS), 6.970%, 4/3/2009	13,000,000
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,908,680
		TOTAL	19,987,360
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arkansas--0.1%
$775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	$750,618
		California--3.7%
2,200,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	2,204,268
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,183,610
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,029,040
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,191,579
6,500,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2009 A-4), 1.65% TOBs (J. Paul Getty Trust), Mandatory Tender 4/1/2011	6,505,070
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,154,000
3,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	2,992,530
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	971,210
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,051,840
8,000,000		Corona-Norco, CA USD, UT GO BANs, 3.50% BANs, 2/1/2010	8,038,560
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	980,450
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,879,471
		TOTAL	40,181,628
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--1.5%
$145,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$147,298
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,502,145
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	495,385
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,523,100
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,007,530
6,840,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2009	6,997,457
3,105,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2010	3,271,863
690,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	700,936
		TOTAL	16,645,714
		Connecticut--0.6%
5,000,000		Connecticut Development Authority, PCR Revenue Bonds, 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,004,800
1,000,000		Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,000,170
		TOTAL	6,004,970
		Delaware--0.3%
3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,001,710
		Florida--3.4%
1,285,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	605,402
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	6,164,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 6.25% (Atlantic Housing Foundation Properties), 7/1/2040	$28,936
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,011,350
305,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	218,786
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,000,000
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,371,217
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,635,449
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,559,492
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,418,552
4,475,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 2.510%, 4/3/2009	4,475,000
		TOTAL	36,489,004
		Georgia--5.0%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,033,840
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,229,888
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,158,464
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	5,107,315
6,255,000		Forsyth County, GA, UT GO Bonds (Series 2008B), 5.00%, 3/1/2010	6,514,708
1,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,052,860
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	$4,380,920
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	9,005,324
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,775,600
700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	662,760
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,007,020
5,000,000		Monroe County, GA Development Authority, PCR Revenue Bonds (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,334,350
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	746,863
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,089,890
		TOTAL	54,099,802
		Illinois--0.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,160,440
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,929,800
		TOTAL	5,090,240
		Indiana--0.5%
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,853,262
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 8/1/2010	995,860
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,554,390
		TOTAL	5,403,512
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--0.8%
$1,455,000		Iowa Finance Authority, Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	$1,268,527
7,050,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,711,360
		TOTAL	8,979,887
		Kansas--0.2%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	436,514
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,553,523
		TOTAL	1,990,037
		Kentucky--0.1%
500,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	513,635
1,000,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,037,660
		TOTAL	1,551,295
		Louisiana--0.2%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,002,880
		Maryland--1.0%
750,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	655,230
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,055,430
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,450,300
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,329,753
		TOTAL	10,490,713
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--3.4%
$675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	$687,406
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,560,928
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,074,250
10,905,000		Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(FSA INS), 2.300%, 4/3/2009	10,905,000
18,880,000		Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(FSA INS), 2.250%, 4/2/2009	18,880,000
4,000,000		Pioneer Valley, MA Transit Authority, 3.50% RANs, 2/26/2010	4,017,880
		TOTAL	37,125,464
		Michigan--1.1%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,341,618
750,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	757,267
9,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,506,460
		TOTAL	11,605,345
		Minnesota--1.9%
12,000,000		Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,277,320
2,900,000		Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,044,391
2,000,000		St. Louis Park, MN Health Care Facilities, Refunding Revenue Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,012,760
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	250,270
2,500,000		Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,632,425
		TOTAL	20,217,166
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.4%
$3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	$3,446,388
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,276,440
		TOTAL	4,722,828
		Missouri--0.2%
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,712,186
		Nebraska--0.4%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	425,701
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,254,649
1,750,000		Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,875,580
1,250,000		Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,327,987
		TOTAL	4,883,917
		Nevada--1.2%
2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,082,260
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,133,400
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,159,062
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,774,298
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	640,553
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	457,239
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$1,480,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	$1,362,340
755,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	732,992
		TOTAL	13,342,144
		New Hampshire--1.5%
6,900,000		Cheshire County, NH, (Series A), 4.50% TANs, 12/31/2009	6,954,855
9,500,000		Strafford County, NH, (Series 2009A), 4.50% TANs, 12/31/2009	9,575,525
		TOTAL	16,530,380
		New Jersey--2.5%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	500,320
1,836,500		Commercial, NJ, 6.25% BANs, 8/25/2009	1,833,745
1,285,500		Franklin Township, Warren County, NJ, 6.75% BANs, 10/23/2009	1,292,969
8,125,000		High Bridge Borough, NJ, 5.25% BANs, 1/13/2010	8,207,225
4,000,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,021,160
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,062,040
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,054,840
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,954,012
2,224,925		Rockaway Borough, NJ, 4.25% BANs, 12/22/2009	2,248,175
2,821,850		Seaside Heights Borough, NJ, (Series 2009A), 3.75% BANs, 2/5/2010	2,823,910
		TOTAL	26,998,396
		New Mexico--0.3%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	1,917,620
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,432,924
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	260,972
		TOTAL	3,611,516
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--1.3%
$4,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	$4,017,400
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,377,150
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	540,356
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,127,800
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,124,320
		TOTAL	14,187,026
		North Carolina--1.6%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,728,825
1,000,000		Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,068,530
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,113,120
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,561,665
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,459,463
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,171,620
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,208,760
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,248,080
		TOTAL	17,560,063
		Ohio--1.8%
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	954,580
2,145,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,147,338
6,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Generation Corp.), Mandatory Tender 3/1/2011	6,010,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	$7,303,878
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,247,508
1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,810,935
		TOTAL	19,474,559
		Oregon--0.2%
2,040,000		Eugene, OR Electric Utility System, Refunding Revenue Bonds (Series 2008), 4.00%, 8/1/2010	2,121,355
		Pennsylvania--2.4%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,559,625
5,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,188,900
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,149,042
6,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,083,700
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,048,080
2,555,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.4971% (Guthrie Healthcare System, PA), 12/1/2017	1,807,663
6,700,000		South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 2.000%, 4/2/2009	6,700,000
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,262,540
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	744,240
		TOTAL	26,543,790
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--0.8%
$3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	$3,590,022
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,520,000
		TOTAL	9,110,022
		Tennessee--0.2%
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	476,170
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	419,686
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	892,420
		TOTAL	1,788,276
		Texas--4.9%
1,500,000		Austin, TX, Water and Wastewater System Refunding Revenue Bonds (Series 2008A), 3.00%, 11/15/2011	1,558,815
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,020,755
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	938,110
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,441,335
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,497,675
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	506,140
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	768,530
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	$1,044,550
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,363,400
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,056,320
3,500,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(FSA INS), 3.000%, 4/7/2009	3,500,000
4,475,000		Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(FSA INS), 2.039%, 4/2/2009	4,475,000
14,650,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 1.990%, 4/3/2009	14,650,000
3,500,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,624,215
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	528,315
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	517,575
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	538,430
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	972,400
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	499,100
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.2815%, 9/15/2010	1,117,188
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,680,650
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,043,910
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,612,935
		TOTAL	52,955,348
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.6%
$3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.00% TOBs (Nucor Corp.), Optional Tender 10/1/2009	$3,324,387
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,189,540
5,000,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 4.00%, 7/1/2010	5,125,550
2,765,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2011	2,925,868
3,000,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2012	3,215,130
		TOTAL	17,780,475
		Virginia--1.0%
3,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,052,590
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,006,380
2,140,000		Manassas Park, VA, UT GO Bonds, 4.50%, 10/1/2011	2,163,433
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,001,830
4,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,019,120
		TOTAL	11,243,353
		Washington--1.1%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,376,824
3,140,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,289,150
3,000,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,220,320
1,000,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2009	1,010,200
1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	1,660,288
		TOTAL	11,556,782
Principal Amount			Value
		MUNICIPAL BONDS--continued
		West Virginia--0.4%
$5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	$4,805,400
		Wisconsin--0.8%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,792,225
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,029,623
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,931,363
		TOTAL	8,753,211
		Wyoming--0.4%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	4,216,170
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $599,184,120)	600,187,142
		SHORT-TERM MUNICIPALS--46.5% [4]
		Alabama--0.4%
545,000		Alabama State IDA Weekly VRDNs (Whitesell Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 5.250%, 8/1/2009	545,000
4,000,000		Columbia, AL IDB, PCR (1995 Series C) Daily VRDNs (Alabama Power Co.), 0.250%, 4/1/2009	4,000,000
		TOTAL	4,545,000
		California--6.7%
2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	2,500,000
19,600,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 7.500%, 4/1/2009	19,600,000
7,200,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	7,200,000
25,225,000		California State, GO Tax Exempt Notes, 3.75% CP, Mandatory Tender 4/3/2009	25,225,000
6,000,000		California State, GO Tax Exempt Notes, 5.00% CP, Mandatory Tender 4/8/2009	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--continued
$8,910,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.540%, 4/2/2009	$8,910,000
3,250,000		California State, (Series 2004 B-1) Daily VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.300%, 4/1/2009	3,250,000
		TOTAL	72,685,000
		Florida--1.8%
20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	20,000,000
		Georgia--0.5%
5,300,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.350%, 4/1/2009	5,300,000
		Illinois--0.4%
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.500%, 4/1/2009	4,600,000
		Kentucky--2.6%
21,375,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	21,375,000
6,590,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 2.570%, 4/2/2009	6,590,000
		TOTAL	27,965,000
		Louisiana--1.3%
5,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.570%, 4/1/2009	5,000,000
9,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 4/1/2009	9,000,000
		TOTAL	14,000,000
		Massachusetts--9.3%
31,849,000		Massachusetts Development Finance Agency, (Issue 4), 4.00% CP (RBS Citizens Bank N.A. LOC), Mandatory Tender 4/3/2009	31,849,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Massachusetts--continued
$34,300,000		Massachusetts Development Finance Agency, (Series U-5A) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 3.250%, 4/1/2009	$34,300,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/2/2009	20,000,000
15,305,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/2/2009	15,305,000
		TOTAL	101,454,000
		Michigan--0.2%
1,700,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.480%, 4/2/2009	1,700,000
		New Hampshire--1.0%
9,500,000		New Hampshire HEFA, (Series 2006) Weekly VRDNs (Currier Museum of Art)/(RBS Citizens Bank N.A. LOC), 3.040%, 4/2/2009	9,500,000
1,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.500%, 4/2/2009	1,300,000
		TOTAL	10,800,000
		New York--12.6%
7,680,000		Babylon, NY Industrial Development Agency, Ogden Martin Systems of Babylon, Inc. (Series 1998) Weekly VRDNs (Covanta Energy Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 4/1/2009	7,680,000
5,785,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/ (Key Bank, N.A. LOC), 1.240%, 4/2/2009	5,785,000
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 4/1/2009	1,440,000
30,240,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-K) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 4/6/2009	30,240,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 4/1/2009	10,000,000
12,100,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.350%, 4/1/2009	12,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		New York--continued
$3,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.100%, 4/1/2009	$3,300,000
13,950,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-5) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 4/1/2009	13,950,000
2,200,000		New York City, NY, (1994 Series A-8) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.230%, 4/1/2009	2,200,000
4,400,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.550%, 4/1/2009	4,400,000
5,800,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.900%, 4/1/2009	5,800,000
3,250,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 4/1/2009	3,250,000
11,700,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.900%, 4/1/2009	11,700,000
11,595,000	[1,2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.540%, 4/2/2009	11,595,000
7,900,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 1.240%, 4/2/2009	7,900,000
5,620,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 1.240%, 4/2/2009	5,620,000
		TOTAL	136,960,000
		North Carolina--0.2%
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	2,000,000
		Oklahoma--0.5%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.650%, 4/1/2009	1,000,000
4,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.570%, 4/2/2009	4,000,000
		TOTAL	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Pennsylvania--1.6%
$2,100,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	$2,100,000
5,700,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.300%, 4/2/2009	5,700,000
700,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.360%, 4/1/2009	700,000
6,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	6,500,000
2,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	2,900,000
		TOTAL	17,900,000
		Tennessee--2.6%
7,400,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-1-A) Daily VRDNs (SunTrust Bank LOC), 0.350%, 4/1/2009	7,400,000
20,615,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.600%, 4/1/2009	20,615,000
		TOTAL	28,015,000
		Texas--2.5%
3,200,000		Austin County, TX IDC Weekly VRDNs (Justin Industries, Inc.)/(Bank One N.A. LOC), 0.500%, 4/1/2009	3,200,000
17,870,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 2.000%, 4/2/2009	17,870,000
300,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	300,000
4,700,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	4,700,000
1,100,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/ (Wachovia Bank N.A. LOC), 0.350%, 4/1/2009	1,100,000
		TOTAL	27,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Utah--1.0%
$10,985,000		Beaver County, UT, (Series 2003B) Weekly VRDNs (Best Biofuels LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 4/2/2009	$10,985,000
		Virginia--0.5%
2,400,000		Richmond, VA IDA, (Series 2001) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.620%, 4/1/2009	2,400,000
3,000,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 4/1/2009	3,000,000
500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	500,000
		TOTAL	5,900,000
		Wisconsin--0.8%
2,000,000		Columbus, WI, (Series 1994) Weekly VRDNs (Maysteel Corp.)/(U.S. Bank, N.A. LOC), 1.540%, 4/2/2009	2,000,000
6,370,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 4/1/2009	6,370,000
		TOTAL	8,370,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $505,349,000)	505,349,000
		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $1,104,533,120) [5]	1,105,536,142
		OTHER ASSETS AND LIABILITIES - NET--(1.7)% [6]	(18,526,222)
		TOTAL NET ASSETS--100%	$1,087,009,920

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.6% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $27,413,680, which represented 2.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2009, these liquid restricted securities amounted to $24,505,000, which represented 2.3% of total net assets.

3 Non-income-producing security.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $1,104,530,104.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage total of net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	1,105,536,142
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,105,536,142

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
IDC	--Industrial Development Corporation
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LID	--Local Improvement District
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,104,533,120)		$1,105,536,142
Cash		65,475
Income receivable		6,959,179
Receivable for investments sold		5,408,853
Receivable for shares sold		16,527,888
TOTAL ASSETS		1,134,497,537
Liabilities:
Payable for investments purchased	$43,720,165
Payable for shares redeemed	3,053,235
Income distribution payable	418,643
Payable for distribution services fee (Note 5)	125,779
Payable for shareholder services fee (Note 5)	149,429
Accrued expenses	20,366
TOTAL LIABILITIES		47,487,617
Net assets for 108,972,721 shares outstanding		$1,087,009,920
Net Assets Consist of:
Paid-in capital		$1,090,916,895
Net unrealized appreciation of investments		1,003,022
Accumulated net realized loss on investments		(4,929,941)
Undistributed net investment income		19,944
TOTAL NET ASSETS		$1,087,009,920
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$291,977,244 ÷ 29,270,785 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.98
Offering price per share		$9.98
Redemption proceeds per share		$9.98
Class A Shares:
$795,032,676 ÷ 79,701,936 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.98
Offering price per share (100/98.00 of $9.98)		$10.18
Redemption proceeds per share		$9.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Interest			$14,187,969
Expenses:
Investment adviser fee (Note 5)		$2,475,638
Administrative personnel and services fee (Note 5)		321,009
Custodian fees		18,647
Transfer and dividend disbursing agent fees and expenses		36,977
Directors'/Trustees' fees		3,918
Auditing fees		11,892
Legal fees		4,309
Portfolio accounting fees		70,458
Distribution services fee--Class A Shares (Note 5)		756,650
Shareholder services fee--Class A Shares (Note 5)		756,462
Account administration fee--Class A Shares		189
Share registration costs		55,539
Printing and postage		19,041
Insurance premiums		2,930
Taxes		20,853
Miscellaneous		1,507
TOTAL EXPENSES		4,556,019
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,571,364)
Waiver of administrative personnel and services fee (Note 5)	(7,015)
Waiver of distribution services fee--Class A Shares (Note 5)	(151,330)
Reduction of custodian fees (Note 6)	(117)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,729,826)
Net expenses			2,826,193
Net investment income			11,361,776
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(596,131)
Net change in unrealized depreciation of investments			4,953,488
Net realized and unrealized gain on investments			4,357,357
Change in net assets resulting from operations			$15,719,133

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,361,776	$12,585,266
Net realized loss on investments	(596,131)	(1,286,613)
Net change in unrealized appreciation/depreciation on investments	4,953,488	(3,289,467)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,719,133	8,009,186
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,390,043)	(5,676,675)
Class A Shares	(7,954,772)	(6,895,399)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,344,815)	(12,572,074)
Share Transactions:
Proceeds from sale of shares	678,602,455	876,468,265
Net asset value of shares issued to shareholders in payment of distributions declared	8,490,937	7,994,458
Cost of shares redeemed	(365,714,160)	(330,237,970)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	321,379,232	554,224,753
Change in net assets	325,753,550	549,661,865
Net Assets:
Beginning of period	761,256,370	211,594,505
End of period (including undistributed net investment income of $19,944 and $2,983, respectively)	$1,087,009,920	$761,256,370

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes.'' As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$2,908,680

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,912,773	$178,284,903	18,256,416	$181,907,226
Shares issued to shareholders in payment of distributions declared	160,542	1,596,708	200,472	1,997,037
Shares redeemed	(8,437,018)	(83,857,193)	(13,203,938)	(131,652,809)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,636,297	$96,024,418	5,252,950	$52,251,454

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	50,264,926	$500,317,552	69,734,047	$694,561,039
Shares issued to shareholders in payment of distributions declared	693,418	6,894,229	602,669	5,997,421
Shares redeemed	(28,380,950)	(281,856,967)	(19,949,515)	(198,585,161)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	22,577,394	$225,354,814	50,387,201	$501,973,299
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	32,213,691	$321,379,232	55,640,151	$554,224,753

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $1,104,530,104. The net unrealized appreciation of investments for federal tax purposes was $1,006,038. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,941,232 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,935,194.

At September 30, 2008, the Fund had a capital loss carryforward of $3,056,708 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the Adviser voluntarily waived $1,571,364 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,015 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, FSC voluntarily waived $151,330 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2009, FSC retained $301,366 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2009, FSSC received $1,656 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $264,275,000 and $330,275,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended March 31, 2009, the Fund's expenses were reduced by $117 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$360,604,745
Sales	$254,314,822

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

28391 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal
Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

	Six Months Ended (unaudited)		Year Ended September 30,
	3/31/2009		2008		2007	2006		2005 [2]	2004
Net Asset Value, Beginning of Period	$9.92		$10.02		$10.05	$10.05		$10.10	$10.15
Income From Investment Operations:
Net investment income	0.16		0.37		0.37	0.33		0.24	0.17
Net realized and unrealized gain (loss) on investments	0.06		(0.10)		(0.03)	(0.00	) [3]	(0.05)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.27		0.34	0.33		0.19	0.12
Less Distributions:
Distributions from net investment income	(0.16)		(0.37)		(0.37)	(0.33)		(0.24)	(0.17)
Net Asset Value, End of Period	$9.98		$9.92		$10.02	$10.05		$10.05	$10.10
Total Return [4]	2.21%		2.73%		3.47%	3.36%		1.88%	1.20%

Ratios to Average Net Assets:
Net expenses	0.35	% [5,6]	0.35	% [6]	0.35%	0.35%		0.35%	0.35%
Net investment income	3.08	% [5]	3.64%		3.71%	3.26%		2.31%	1.69%
Expense waiver/reimbursement [7]	0.38	% [5]	0.40%		0.45%	0.44%		0.39%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$291,977		$194,720		$144,092	$159,072		$282,472	$468,411
Portfolio turnover	51%		123%		52%	46%		55%	69%

1 On September 26, 2005, the Fund effected a one for five reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of five; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.35% for the six months ended March 31, 2009 and for the year ended September 30, 2008, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$1,022.10	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.19	$1.77

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At March 31, 2009, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	19.5%
General Obligation - Local	14.6%
Education	11.2%
General Obligation - State	10.5%
Hospital	9.4%
Bank Enhanced	7.2%
Electric and Gas	7.0%
Public Power	6.3%
Industrial Development Bond/Pollution Control Revenue	5.3%
Water and Sewer	3.7%
Other [2]	7.0%
Other Assets and Liabilities - Net [3]	(1.7)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications constitute 94.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2009 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--55.2%
		Alabama--4.1%
$1,510,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	$1,580,502
2,035,000		Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,130,014
8,000,000		Chatom, AL IDB, Gulf Opportunity Zone Bonds (Series 2007A), 4.25% TOBs (PowerSouth Energy Cooperative)/(GTD by National Rural Utilities Cooperative Finance Corp.), Mandatory Tender 8/3/2009	7,994,080
24,750,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 4.000%, 4/3/2009	24,750,000
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	638,137
1,300,000		Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,416,857
1,500,000		Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,563,600
4,000,000		Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,102,560
500,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.00% (Jackson Hospital & Clinic, Inc.), 3/1/2010	496,850
		TOTAL	44,672,600
		Arizona--1.8%
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2010	2,027,260
2,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,051,420
13,000,000		Maricopa County, AZ Pollution Control Corp., (Series 2005B) ARS (El Paso Electric Co.)/(FGIC INS), 6.970%, 4/3/2009	13,000,000
3,000,000	[1]	Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,908,680
		TOTAL	19,987,360
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arkansas--0.1%
$775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	$750,618
		California--3.7%
2,200,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	2,204,268
7,000,000		California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,183,610
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,029,040
1,145,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,191,579
6,500,000		California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2009 A-4), 1.65% TOBs (J. Paul Getty Trust), Mandatory Tender 4/1/2011	6,505,070
5,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2008A), 5.00% (California Independent System Operator Corp.), 2/1/2010	5,154,000
3,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2010	2,992,530
1,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	971,210
1,000,000		California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,051,840
8,000,000		Corona-Norco, CA USD, UT GO BANs, 3.50% BANs, 2/1/2010	8,038,560
1,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	980,450
2,755,000		San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes, Series 2008, 5.00%, 4/1/2011	2,879,471
		TOTAL	40,181,628
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--1.5%
$145,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	$147,298
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,502,145
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	495,385
2,500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-2), 3.75% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2009	2,523,100
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,007,530
6,840,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2009	6,997,457
3,105,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00%, 11/1/2010	3,271,863
690,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	700,936
		TOTAL	16,645,714
		Connecticut--0.6%
5,000,000		Connecticut Development Authority, PCR Revenue Bonds, 5.25% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2010	5,004,800
1,000,000		Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,000,170
		TOTAL	6,004,970
		Delaware--0.3%
3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,001,710
		Florida--3.4%
1,285,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	605,402
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	6,164,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$54,609	[3]	Capital Trust Agency, FL, Housing Revenue Notes, 6.25% (Atlantic Housing Foundation Properties), 7/1/2040	$28,936
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,011,350
305,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	218,786
8,000,000		Escambia County, FL, (First Series), 1.75% TOBs (Gulf Power Co.), Mandatory Tender 4/21/2010	8,000,000
3,215,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2010	3,371,217
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,635,449
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,559,492
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,418,552
4,475,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 2.510%, 4/3/2009	4,475,000
		TOTAL	36,489,004
		Georgia--5.0%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,033,840
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,229,888
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,158,464
4,990,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	5,107,315
6,255,000		Forsyth County, GA, UT GO Bonds (Series 2008B), 5.00%, 3/1/2010	6,514,708
1,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,052,860
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	$4,380,920
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	9,005,324
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,775,600
700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	662,760
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,007,020
5,000,000		Monroe County, GA Development Authority, PCR Revenue Bonds (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,334,350
735,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 4.00%, 1/1/2010	746,863
1,000,000		Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,089,890
		TOTAL	54,099,802
		Illinois--0.5%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2011	2,160,440
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	2,929,800
		TOTAL	5,090,240
		Indiana--0.5%
2,750,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,853,262
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 8/1/2010	995,860
1,500,000		St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,554,390
		TOTAL	5,403,512
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--0.8%
$1,455,000		Iowa Finance Authority, Senior Living Facility Refunding Revenue Bonds (Series 2007A), 5.00% (Deerfield Retirement Community, Inc.), 11/15/2012	$1,268,527
7,050,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,711,360
		TOTAL	8,979,887
		Kansas--0.2%
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	436,514
1,555,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,553,523
		TOTAL	1,990,037
		Kentucky--0.1%
500,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	513,635
1,000,000		Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,037,660
		TOTAL	1,551,295
		Louisiana--0.2%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,002,880
		Maryland--1.0%
750,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 4.75% (King Farm Presbyterian Retirement Community), 1/1/2013	655,230
1,000,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,055,430
5,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,450,300
2,955,000		Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,329,753
		TOTAL	10,490,713
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--3.4%
$675,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2009	$687,406
1,465,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,560,928
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,074,250
10,905,000		Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(FSA INS), 2.300%, 4/3/2009	10,905,000
18,880,000		Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(FSA INS), 2.250%, 4/2/2009	18,880,000
4,000,000		Pioneer Valley, MA Transit Authority, 3.50% RANs, 2/26/2010	4,017,880
		TOTAL	37,125,464
		Michigan--1.1%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,341,618
750,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2008A), 5.00% (McLaren Health Care Corp.), 5/15/2010	757,267
9,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2001A-2), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,506,460
		TOTAL	11,605,345
		Minnesota--1.9%
12,000,000		Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,277,320
2,900,000		Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,044,391
2,000,000		St. Louis Park, MN Health Care Facilities, Refunding Revenue Bonds (Series 2008C), 5.50% (Park Nicollet Health Services), 7/1/2009	2,012,760
250,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2009	250,270
2,500,000		Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,632,425
		TOTAL	20,217,166
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--0.4%
$3,240,000		Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	$3,446,388
1,200,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,276,440
		TOTAL	4,722,828
		Missouri--0.2%
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,712,186
		Nebraska--0.4%
425,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2009	425,701
1,170,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,254,649
1,750,000		Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,875,580
1,250,000		Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,327,987
		TOTAL	4,883,917
		Nevada--1.2%
2,000,000		Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,082,260
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2010	4,133,400
2,350,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,159,062
1,680,000		Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00%, 7/1/2010	1,774,298
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	640,553
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	457,239
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$1,480,000		Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	$1,362,340
755,000		Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	732,992
		TOTAL	13,342,144
		New Hampshire--1.5%
6,900,000		Cheshire County, NH, (Series A), 4.50% TANs, 12/31/2009	6,954,855
9,500,000		Strafford County, NH, (Series 2009A), 4.50% TANs, 12/31/2009	9,575,525
		TOTAL	16,530,380
		New Jersey--2.5%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	500,320
1,836,500		Commercial, NJ, 6.25% BANs, 8/25/2009	1,833,745
1,285,500		Franklin Township, Warren County, NJ, 6.75% BANs, 10/23/2009	1,292,969
8,125,000		High Bridge Borough, NJ, 5.25% BANs, 1/13/2010	8,207,225
4,000,000		Middlesex, NJ, 2.25% BANs, 4/1/2010	4,021,160
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2010	2,062,040
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2011	1,054,840
2,950,000		Passaic, NJ Parking Authority, 4.50% RANs (GTD by Passaic, NJ), 5/22/2009	2,954,012
2,224,925		Rockaway Borough, NJ, 4.25% BANs, 12/22/2009	2,248,175
2,821,850		Seaside Heights Borough, NJ, (Series 2009A), 3.75% BANs, 2/5/2010	2,823,910
		TOTAL	26,998,396
		New Mexico--0.3%
2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	1,917,620
1,370,000		Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,432,924
255,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	260,972
		TOTAL	3,611,516
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--1.3%
$4,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	$4,017,400
5,000,000		New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,377,150
540,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	540,356
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,127,800
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,124,320
		TOTAL	14,187,026
		North Carolina--1.6%
2,500,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,728,825
1,000,000		Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,068,530
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,113,120
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00%, 1/1/2011	1,561,665
3,265,000		North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,459,463
2,000,000		North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,171,620
2,000,000		North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,208,760
2,000,000		North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,248,080
		TOTAL	17,560,063
		Ohio--1.8%
1,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	954,580
2,145,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,147,338
6,000,000		Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Generation Corp.), Mandatory Tender 3/1/2011	6,010,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$7,280,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	$7,303,878
1,200,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,247,508
1,750,000		Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,810,935
		TOTAL	19,474,559
		Oregon--0.2%
2,040,000		Eugene, OR Electric Utility System, Refunding Revenue Bonds (Series 2008), 4.00%, 8/1/2010	2,121,355
		Pennsylvania--2.4%
1,500,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	1,559,625
5,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,188,900
1,120,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2010	1,149,042
6,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,083,700
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,048,080
2,555,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.4971% (Guthrie Healthcare System, PA), 12/1/2017	1,807,663
6,700,000		South Fork Municipal Authority, PA, (Series A) ARS (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS), 2.000%, 4/2/2009	6,700,000
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,262,540
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	744,240
		TOTAL	26,543,790
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--0.8%
$3,545,000		Greenville, SC Hospital System, Hospital Refunding Revenue Bonds (Series 2008A), 4.00%, 5/1/2010	$3,590,022
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 1.29% Floating Rate Notes (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,520,000
		TOTAL	9,110,022
		Tennessee--0.2%
500,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	476,170
460,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	419,686
1,000,000		Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	892,420
		TOTAL	1,788,276
		Texas--4.9%
1,500,000		Austin, TX, Water and Wastewater System Refunding Revenue Bonds (Series 2008A), 3.00%, 11/15/2011	1,558,815
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,020,755
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	938,110
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,441,335
1,500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 3.00% (Baylor College of Medicine), 11/15/2009	1,497,675
500,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2010	506,140
755,000		Harris County, TX Education Facilities Finance Corp., Medical Facilities Refunding Revenue Bonds (Series 2008D), 4.00% (Baylor College of Medicine), 11/15/2011	768,530
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	$1,044,550
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,363,400
1,000,000		Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00%, 8/15/2010	1,056,320
3,500,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(FSA INS), 3.000%, 4/7/2009	3,500,000
4,475,000		Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(FSA INS), 2.039%, 4/2/2009	4,475,000
14,650,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(FSA INS), 1.990%, 4/3/2009	14,650,000
3,500,000		Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,624,215
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	528,315
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.), 5/15/2010	517,575
500,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	538,430
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	972,400
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2009	499,100
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 1.2815%, 9/15/2010	1,117,188
7,250,000		Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,680,650
1,000,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2010	1,043,910
1,500,000		Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,612,935
		TOTAL	52,955,348
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.6%
$3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.00% TOBs (Nucor Corp.), Optional Tender 10/1/2009	$3,324,387
3,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,189,540
5,000,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 4.00%, 7/1/2010	5,125,550
2,765,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2011	2,925,868
3,000,000		Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2012	3,215,130
		TOTAL	17,780,475
		Virginia--1.0%
3,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,052,590
1,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2001A), 4.35% TOBs (Virginia Electric & Power Co.), Mandatory Tender 3/1/2010	1,006,380
2,140,000		Manassas Park, VA, UT GO Bonds, 4.50%, 10/1/2011	2,163,433
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,001,830
4,000,000		Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,019,120
		TOTAL	11,243,353
		Washington--1.1%
2,165,000		Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,376,824
3,140,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,289,150
3,000,000		Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,220,320
1,000,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2009	1,010,200
1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	1,660,288
		TOTAL	11,556,782
Principal Amount			Value
		MUNICIPAL BONDS--continued
		West Virginia--0.4%
$5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	$4,805,400
		Wisconsin--0.8%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,792,225
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	2,029,623
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,931,363
		TOTAL	8,753,211
		Wyoming--0.4%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2009	4,216,170
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $599,184,120)	600,187,142
		SHORT-TERM MUNICIPALS--46.5% [4]
		Alabama--0.4%
545,000		Alabama State IDA Weekly VRDNs (Whitesell Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 5.250%, 8/1/2009	545,000
4,000,000		Columbia, AL IDB, PCR (1995 Series C) Daily VRDNs (Alabama Power Co.), 0.250%, 4/1/2009	4,000,000
		TOTAL	4,545,000
		California--6.7%
2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	2,500,000
19,600,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 7.500%, 4/1/2009	19,600,000
7,200,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (RAND Corp.)/(Bank of America N.A. LOC), 0.300%, 4/1/2009	7,200,000
25,225,000		California State, GO Tax Exempt Notes, 3.75% CP, Mandatory Tender 4/3/2009	25,225,000
6,000,000		California State, GO Tax Exempt Notes, 5.00% CP, Mandatory Tender 4/8/2009	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		California--continued
$8,910,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.540%, 4/2/2009	$8,910,000
3,250,000		California State, (Series 2004 B-1) Daily VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.300%, 4/1/2009	3,250,000
		TOTAL	72,685,000
		Florida--1.8%
20,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	20,000,000
		Georgia--0.5%
5,300,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.350%, 4/1/2009	5,300,000
		Illinois--0.4%
4,600,000		Illinois Health Facilities Authority, Revenue Bonds (Series 1985B) Daily VRDNs (OSF Health Care Systems)/(Bank of America N.A. LOC), 0.500%, 4/1/2009	4,600,000
		Kentucky--2.6%
21,375,000		Henderson County, KY, (Series 2003B) Weekly VRDNs (Community United Methodist Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.150%, 4/3/2009	21,375,000
6,590,000		Lexington-Fayette, KY Urban County Government, Variable Rate Educational Facilities Revenue Bonds (Series 2001) Weekly VRDNs (Sayre School)/(Fifth Third Bank, Cincinnati LOC), 2.570%, 4/2/2009	6,590,000
		TOTAL	27,965,000
		Louisiana--1.3%
5,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.570%, 4/1/2009	5,000,000
9,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 4/1/2009	9,000,000
		TOTAL	14,000,000
		Massachusetts--9.3%
31,849,000		Massachusetts Development Finance Agency, (Issue 4), 4.00% CP (RBS Citizens Bank N.A. LOC), Mandatory Tender 4/3/2009	31,849,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Massachusetts--continued
$34,300,000		Massachusetts Development Finance Agency, (Series U-5A) Daily VRDNs (Boston University)/(RBS Citizens Bank N.A. LOC), 3.250%, 4/1/2009	$34,300,000
20,000,000		Massachusetts HEFA, (Series A) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/2/2009	20,000,000
15,305,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 3.500%, 4/2/2009	15,305,000
		TOTAL	101,454,000
		Michigan--0.2%
1,700,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.480%, 4/2/2009	1,700,000
		New Hampshire--1.0%
9,500,000		New Hampshire HEFA, (Series 2006) Weekly VRDNs (Currier Museum of Art)/(RBS Citizens Bank N.A. LOC), 3.040%, 4/2/2009	9,500,000
1,300,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2001A) Weekly VRDNs (Dartmouth-Hitchcock Obligated Group)/(FSA INS)/(Dexia Credit Local and JPMorgan Chase Bank, N.A. LIQs), 2.500%, 4/2/2009	1,300,000
		TOTAL	10,800,000
		New York--12.6%
7,680,000		Babylon, NY Industrial Development Agency, Ogden Martin Systems of Babylon, Inc. (Series 1998) Weekly VRDNs (Covanta Energy Corp.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.900%, 4/1/2009	7,680,000
5,785,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/ (Key Bank, N.A. LOC), 1.240%, 4/2/2009	5,785,000
1,440,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 4/1/2009	1,440,000
30,240,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-K) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.250%, 4/6/2009	30,240,000
10,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 3.000%, 4/1/2009	10,000,000
12,100,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 0.350%, 4/1/2009	12,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		New York--continued
$3,300,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia Credit Local LIQ), 1.100%, 4/1/2009	$3,300,000
13,950,000		New York City, NY Municipal Water Finance Authority, (Subordinate Revenue Bonds) (Fiscal 2008 Series BB-5) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 4/1/2009	13,950,000
2,200,000		New York City, NY, (1994 Series A-8) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.230%, 4/1/2009	2,200,000
4,400,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.550%, 4/1/2009	4,400,000
5,800,000		New York City, NY, (Fiscal 2008 Subseries J-5) Daily VRDNs (Dexia Credit Local LIQ), 0.900%, 4/1/2009	5,800,000
3,250,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.300%, 4/1/2009	3,250,000
11,700,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 0.900%, 4/1/2009	11,700,000
11,595,000	[1,2]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.540%, 4/2/2009	11,595,000
7,900,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(Key Bank, N.A. LOC), 1.240%, 4/2/2009	7,900,000
5,620,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 1.240%, 4/2/2009	5,620,000
		TOTAL	136,960,000
		North Carolina--0.2%
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.550%, 4/2/2009	2,000,000
		Oklahoma--0.5%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.650%, 4/1/2009	1,000,000
4,000,000	[1,2]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.570%, 4/2/2009	4,000,000
		TOTAL	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Pennsylvania--1.6%
$2,100,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	$2,100,000
5,700,000		Pennsylvania Intergovernmental Coop Authority, (Series 2008A) Weekly VRDNs (PICA Tax Fund: Philadelphia)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.300%, 4/2/2009	5,700,000
700,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 0.360%, 4/1/2009	700,000
6,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	6,500,000
2,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series B of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	2,900,000
		TOTAL	17,900,000
		Tennessee--2.6%
7,400,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-1-A) Daily VRDNs (SunTrust Bank LOC), 0.350%, 4/1/2009	7,400,000
20,615,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.600%, 4/1/2009	20,615,000
		TOTAL	28,015,000
		Texas--2.5%
3,200,000		Austin County, TX IDC Weekly VRDNs (Justin Industries, Inc.)/(Bank One N.A. LOC), 0.500%, 4/1/2009	3,200,000
17,870,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Dexia Credit Local LOC), 2.000%, 4/2/2009	17,870,000
300,000		Harris County, TX HFDC, (Series 2006C) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	300,000
4,700,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.400%, 4/1/2009	4,700,000
1,100,000		Harris County, TX HFDC, (Subseries 2007A-1) Daily VRDNs (Baylor College of Medicine)/ (Wachovia Bank N.A. LOC), 0.350%, 4/1/2009	1,100,000
		TOTAL	27,170,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Utah--1.0%
$10,985,000		Beaver County, UT, (Series 2003B) Weekly VRDNs (Best Biofuels LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.540%, 4/2/2009	$10,985,000
		Virginia--0.5%
2,400,000		Richmond, VA IDA, (Series 2001) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.620%, 4/1/2009	2,400,000
3,000,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.500%, 4/1/2009	3,000,000
500,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.350%, 4/1/2009	500,000
		TOTAL	5,900,000
		Wisconsin--0.8%
2,000,000		Columbus, WI, (Series 1994) Weekly VRDNs (Maysteel Corp.)/(U.S. Bank, N.A. LOC), 1.540%, 4/2/2009	2,000,000
6,370,000		Wisconsin State HEFA, (Series 2005) Daily VRDNs (National Regency of New Berlin, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.400%, 4/1/2009	6,370,000
		TOTAL	8,370,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $505,349,000)	505,349,000
		TOTAL INVESTMENTS--101.7% (IDENTIFIED COST $1,104,533,120) [5]	1,105,536,142
		OTHER ASSETS AND LIABILITIES - NET--(1.7)% [6]	(18,526,222)
		TOTAL NET ASSETS--100%	$1,087,009,920

Securities that are subject to the federal alternative minimum tax (AMT) represent 2.6% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2009, these restricted securities amounted to $27,413,680, which represented 2.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At March 31, 2009, these liquid restricted securities amounted to $24,505,000, which represented 2.3% of total net assets.

3 Non-income-producing security.

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $1,104,530,104.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage total of net assets at March 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$ --
Level 2--Other Significant Observable Inputs	1,105,536,142
Level 3--Significant Unobservable Inputs	--
TOTAL	$1,105,536,142

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
ARS	--Auction Rate Securities
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
IDC	--Industrial Development Corporation
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LID	--Local Improvement District
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SID	--Special Improvement District
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
USD	--Unified School District
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2009 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,104,533,120)		$1,105,536,142
Cash		65,475
Income receivable		6,959,179
Receivable for investments sold		5,408,853
Receivable for shares sold		16,527,888
TOTAL ASSETS		1,134,497,537
Liabilities:
Payable for investments purchased	$43,720,165
Payable for shares redeemed	3,053,235
Income distribution payable	418,643
Payable for distribution services fee (Note 5)	125,779
Payable for shareholder services fee (Note 5)	149,429
Accrued expenses	20,366
TOTAL LIABILITIES		47,487,617
Net assets for 108,972,721 shares outstanding		$1,087,009,920
Net Assets Consist of:
Paid-in capital		$1,090,916,895
Net unrealized appreciation of investments		1,003,022
Accumulated net realized loss on investments		(4,929,941)
Undistributed net investment income		19,944
TOTAL NET ASSETS		$1,087,009,920
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$291,977,244 ÷ 29,270,785 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.98
Offering price per share		$9.98
Redemption proceeds per share		$9.98
Class A Shares:
$795,032,676 ÷ 79,701,936 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$9.98
Offering price per share (100/98.00 of $9.98)		$10.18
Redemption proceeds per share		$9.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended March 31, 2009 (unaudited)

Investment Income:
Interest			$14,187,969
Expenses:
Investment adviser fee (Note 5)		$2,475,638
Administrative personnel and services fee (Note 5)		321,009
Custodian fees		18,647
Transfer and dividend disbursing agent fees and expenses		36,977
Directors'/Trustees' fees		3,918
Auditing fees		11,892
Legal fees		4,309
Portfolio accounting fees		70,458
Distribution services fee--Class A Shares (Note 5)		756,650
Shareholder services fee--Class A Shares (Note 5)		756,462
Account administration fee--Class A Shares		189
Share registration costs		55,539
Printing and postage		19,041
Insurance premiums		2,930
Taxes		20,853
Miscellaneous		1,507
TOTAL EXPENSES		4,556,019
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(1,571,364)
Waiver of administrative personnel and services fee (Note 5)	(7,015)
Waiver of distribution services fee--Class A Shares (Note 5)	(151,330)
Reduction of custodian fees (Note 6)	(117)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,729,826)
Net expenses			2,826,193
Net investment income			11,361,776
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(596,131)
Net change in unrealized depreciation of investments			4,953,488
Net realized and unrealized gain on investments			4,357,357
Change in net assets resulting from operations			$15,719,133

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2009	Year Ended 9/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,361,776	$12,585,266
Net realized loss on investments	(596,131)	(1,286,613)
Net change in unrealized appreciation/depreciation on investments	4,953,488	(3,289,467)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,719,133	8,009,186
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,390,043)	(5,676,675)
Class A Shares	(7,954,772)	(6,895,399)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,344,815)	(12,572,074)
Share Transactions:
Proceeds from sale of shares	678,602,455	876,468,265
Net asset value of shares issued to shareholders in payment of distributions declared	8,490,937	7,994,458
Cost of shares redeemed	(365,714,160)	(330,237,970)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	321,379,232	554,224,753
Change in net assets	325,753,550	549,661,865
Net Assets:
Beginning of period	761,256,370	211,594,505
End of period (including undistributed net investment income of $19,944 and $2,983, respectively)	$1,087,009,920	$761,256,370

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2009 (unaudited)

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes.'' As of and during the six months ended March 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Yavapai County, AZ IDA Solid Waste Disposal, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000	$2,908,680

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,912,773	$178,284,903	18,256,416	$181,907,226
Shares issued to shareholders in payment of distributions declared	160,542	1,596,708	200,472	1,997,037
Shares redeemed	(8,437,018)	(83,857,193)	(13,203,938)	(131,652,809)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,636,297	$96,024,418	5,252,950	$52,251,454

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	50,264,926	$500,317,552	69,734,047	$694,561,039
Shares issued to shareholders in payment of distributions declared	693,418	6,894,229	602,669	5,997,421
Shares redeemed	(28,380,950)	(281,856,967)	(19,949,515)	(198,585,161)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	22,577,394	$225,354,814	50,387,201	$501,973,299
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	32,213,691	$321,379,232	55,640,151	$554,224,753

4. FEDERAL TAX INFORMATION

At March 31, 2009, the cost of investments for federal tax purposes was $1,104,530,104. The net unrealized appreciation of investments for federal tax purposes was $1,006,038. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,941,232 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,935,194.

At September 30, 2008, the Fund had a capital loss carryforward of $3,056,708 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$978,739
2015	$631,311
2016	$148,172

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the Adviser voluntarily waived $1,571,364 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,015 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2009, FSC voluntarily waived $151,330 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2009, FSC retained $301,366 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2009, FSSC received $1,656 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $264,275,000 and $330,275,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.80%, respectively, for the fiscal year ending September 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through November 30, 2009.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended March 31, 2009, the Fund's expenses were reduced by $117 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2009, were as follows:

Purchases	$360,604,745
Sales	$254,314,822

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of March 31, 2009, there were no outstanding loans. During the six months ended March 31, 2009, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

26299 (5/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	May 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 19, 2009